RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2019
RIGHT-OF-USE ASSETS
RIGHT-OF-USE ASSETS

13.  RIGHT-OF-USE ASSETS

Changes in the net carrying amount of right-of-use assets, which mainly relates to leases of premises, are as follows:

	2019	2018
Cost		(restated,
		note 1(b))
Balance at beginning of year	$249.0	$239.2
Additions financed with lease obligations	27.5	14.1
Retirement and other	(4.9)	(4.3)
Balance at end of year	271.6	249.0

Accumulated depreciation
Balance at beginning of year	158.4	130.3
Depreciation	32.5	32.5
Retirement and other	(4.8)	(4.4)
Balance at end of year	186.1	158.4

Net carrying amount	$85.5	$90.6

The Corporation does not recognize right-of-use assets and lease liabilities for short-term leases and leases of low value assets.

The net carrying amount includes right-of-use assets with the parent corporation of $19.1 million as of December 31, 2019 ($22.8 million as of December 31, 2018). The depreciation expense on leases with the parent corporation was $3.7 million in 2019 ($3.4 million in 2018).